Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net loss		$ (7,168,030)	$ (4,600,734)		$ (30,986,591)	$ (12,897,199)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		126,504	51,426		172,972	449,700
Operating lease right-of-use assets amortization		281,839	176,001		417,312	383,844
Gain on extinguishment of debt					(1,572,565)
Gain (Loss) on retirement of property, plant, and equipment		(69,513)	(775)		78,728	243,913
(Gain) loss on remeasurement of warrant liabilities		725,348	84,811		365,162	(131,244)
Loss on remeasurement of derivative liabilities			(1,306,244)		19,026,449	1,567,737
Amortization of debt issuance costs		66,417	13,315		61,102	4,661
Amortization of debt discount		296,691	1,610,540		4,610,088	2,053,355
Stock-based compensation expense		449,372	361,759		662,448	1,104,446
Changes in Operating Assets and Liabilities:
Accounts receivable		52,582	(92,648)		(52,561)	249,981
Prepaid expenses and other current assets		(25,703)	90,256		(280,825)	234,449
Other non-current assets		(37,586)			(51,263)	136,000
Accounts payable		12,029	(25,416)		336,096	(50,696)
Accrued expenses		512,270	(30,729)		9,896	(70,770)
Accrued interest payable		130,038	394,285		571,465	669,612
Deferred revenue		145,875	275,170		125,852	(281,944)
Operating lease liabilities		(278,812)	(188,451)		(432,851)	(366,287)
Net cash used in operating activities		(4,780,679)	(3,187,434)		(6,939,086)	(6,700,442)
Cash flows from investing activities:
Purchase of property, plant, and equipment		(405,203)	(3,293)		(84,654)	(131,340)
Net cash used in investing activities		(405,203)	(3,293)		(84,654)	(131,340)
Cash flows from financing activities
Proceeds from convertible notes		6,000,000	400,000		400,000	1,581,192
Proceeds from note payable			2,000,000		4,176,510
Proceeds from issuance of Series B-3 preferred stock, net of debt issuance costs		3,899,698			1,339,364
Common stock issued for options exercised					8,916
Payment of debt issuance fees		(374,591)	(21,500)		(21,505)	(49,844)
Net cash provided by financing activities		9,525,107	2,378,500		5,903,285	1,531,348
Net change in cash and cash equivalents		4,339,225	(812,227)		(1,120,455)	(5,300,434)
Cash and cash equivalents balance, beginning of period		294,411	1,414,866		1,414,866	6,715,300
Cash and cash equivalents balance, end of period	$ 4,633,636	4,633,636	602,639		294,411	1,414,866
Supplemental disclosure of cash flow information
Cash paid for income taxes
Cash paid for interest		547,866	188,477		498,976	4,744
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for lease liabilities					859,310	486,673
Conversion of convertible notes and extinguishment of derivative liability for convertible preferred stock					36,051,826
Extinguishment of warrant liability for convertible preferred stock			5,000,000		839,573
Forgiveness on convertible preferred stock					5,000,000
Warrants issued in connection with notes payable			95,291		506,921
Warrants, net exercised for shares of common stock					80
Conversion of redeemable convertible preferred stock for non-voting common stock		52,732,400
Embedded derivative discount on convertible notes		2,044,103				$ 86,700
Los Altos Ventures Corp. [Member]
Cash flows from operating activities:
Net loss	(6,644)			$ (33,623)
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts payable and accrued expenses	578			6,700
Changes in Operating Assets and Liabilities:
Net cash used in operating activities	(6,066)			(26,923)
Cash flows from financing activities
Proceeds from Note Payable - Stockholder	15,000			30,000
Proceeds from issuance of common stock				1,000
Net cash provided by financing activities	15,000			31,000
Net change in cash and cash equivalents	8,934			4,077
Cash and cash equivalents balance, beginning of period	4,077
Cash and cash equivalents balance, end of period	$ 13,011	$ 13,011		$ 4,077